Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest and UF indexation revenue	$ 4,466,881	$ 2,388,470	$ 1,876,795
Interest and UF indexation expense	(2,200,752)	(814,448)	(560,007)
Net interest and UF indexation income	2,266,129	1,574,022	1,316,788
Income from commissions	667,848	584,321	562,146
Expense from commissions	(145,716)	(129,293)	(116,178)
Net income from commissions	522,132	455,028	445,968
Net Financial income (expense)	306,824	170,979	145,383
Income attributable to investments in other companies	13,031	1,793	(5,099)
Result from non-current assets and disposal groups held for sale not admissible as discontinued operations	4,848	1,986	(1,017)
Other operating income	29,659	21,063	20,288
TOTAL OPERATING INCOME, BEFORE EXPECTED CREDIT LOSSES	3,142,623	2,224,871	1,922,311
Expected credit losses	(412,130)	(19,172)	(547,106)
TOTAL OPERATING INCOME, NET OF EXPECTED CREDIT LOSSES	2,730,493	2,205,699	1,375,205
Expenses from salaries and employee benefits	(528,226)	(450,952)	(457,176)
Administrative expenses	(355,274)	(324,625)	(318,881)
Depreciation and amortization	(84,205)	(76,798)	(73,357)
Impairment of non-financial assets	(77)	(1,690)	(1,661)
Other operating expenses	(27,701)	(19,348)	(19,277)
TOTAL OPERATING EXPENSES	(995,483)	(873,413)	(870,352)
NET OPERATING INCOME	1,735,010	1,332,286	504,853
Income taxes	(289,209)	(275,969)	(103,223)
NET INCOME FOR THE YEAR	1,445,801	1,056,317	401,630
Attributable to:
Shareholders of the Bank	1,445,799	1,056,316	401,629
Non-controlling interests	$ 2	$ 1	$ 1
Earnings per share:
Basic earnings (in Dollars per share and Pesos per share)	$ 14.31	$ 10.46	$ 3.98
Diluted earnings (in Dollars per share and Pesos per share)	$ 14.31	$ 10.46	$ 3.98